Basis of Presentation and General Information (Details)	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 20, 2016	Jul. 11, 2014 USD ($) $ / shares shares	Nov. 05, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 19, 2014
Vessels [Line Items]
Date of Incorporation					Dec. 13, 2006
Payments to acquire property plant and equipment					$ 396,154,000	$ 473,917,000	$ 518,447,000
Write-off of deferred finance costs			$ 3,003,000
Average closing market price | $ / shares			$ 59.27
Interest expense					40,449,000	35,969,000	15,362,000
Acquisition related costs			$ 9,364,000
Shares to acquire business | shares			10,820,840
Daily Management Fee							750
Share based compensation			$ 1,808,000		$ 4,166,000	$ 2,684,000	5,834,000
Reverse stock split
Vessels [Line Items]
Reverse stock split, Conversion ratio		5
Oceanbulk
Vessels [Line Items]
Shares to acquire business | shares			9,679,153
Heron Ventures Ltd
Vessels [Line Items]
Payments to acquire property plant and equipment							25,000,000
Shares to acquire vessels | shares			423,141
Value of common shares issued for acquisition of Heron Vessels							$ 25,080,000
Pappas Companies
Vessels [Line Items]
Shares to acquire business | shares			718,546
Vessels in operation
Vessels [Line Items]
Assets fair value adjustment			$ 79,465,000
Vessels in operation | Oceanbulk
Vessels [Line Items]
Number of vessels acquired			12
Vessels under construction
Vessels [Line Items]
Assets fair value adjustment			$ 158,523,000
Vessels under construction | Oceanbulk
Vessels [Line Items]
Number of contracts for Newbuildings acquired			25
Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired									14
Kamsarmax vessels | Heron Ventures Ltd
Vessels [Line Items]
Number of vessels acquired			2
Star Gwyneth
Vessels [Line Items]
DWT					82,790
Year Built					2006
Star Angelina
Vessels [Line Items]
DWT					82,981
Year Built					2006
ABYO Oprah
Vessels [Line Items]
DWT			82,551
ABYO Audrey
Vessels [Line Items]
DWT			175,125
Serenity I
Vessels [Line Items]
DWT							53,688
Daily Management Fee	$ 500
Year Built							2006
Astakos
Vessels [Line Items]
DWT					58,722
Year Built					2012
Heron Convertible Loan
Vessels [Line Items]
Convertible loan receivable, outstanding amount			$ 23,680,000
Conversion ratio				0.5
Write off, Loan receivable			23,680,000
Convertible loan receivable, outstanding amount net of write-offs			0
Above market time charters | Madredeus and Amami
Vessels [Line Items]
Above market time charters			$ 1,967,000
Number of time charters			2
Business combination adjustments
Vessels [Line Items]
Interest expense							$ 1,816,000	$ 1,412,000
Acquisition related costs							$ 12,757,000
Significant charterers
Vessels [Line Items]
Accounts receivable					$ 452,000